Subsequent events	12 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
Subsequent events

16 Subsequent events

Except as noted below, the Company has assessed all events of transactions that occurred after June 30, 2024 through the date that these consolidated financial statements are available to be issued and other than the following, there are no further material subsequent events that require disclosure in these consolidated financial statements.

On August 16, 2024, the Ministry of Health (MOH) has directed Manadr Clinic @Citygate, owned by Manadr Clinic Pte. Ltd., (one of the many clinics hosted by Manadr Platform), to temporarily suspend the provision of outpatient medical services via teleconsultation, effective from August 16, 2024 (the “Suspension”). The Suspension is in accordance with the Healthcare Services Act (HCSA), section 39(1)(a), and it will remain in place until further notice.

The Company is cooperating fully with the MOH to provide any information required, while also taking steps to strengthen its internal processes and governance. While this situation poses temporary challenges especially to its financial performance, the Company is closely monitoring developments of the event. Previously in August 2024, the management team of the Company conducted an initial assessment on the impact of the Suspension and considered it immaterial and it will not materially adversely affect the Company’s results of operation and financial condition. The management team conducted a followed up assessment on the impact of the Suspension and estimated that it will lead to a drop of approximately 50% to 55% in the number of teleconsultation cases up to the date that these consolidated financial statements are available to be issued.

On September 18, 2024, the Company has amended its previously adopted 2023 Employee Incentive Plan to expand the number of Class A ordinary shares of the Company available for the granting of awards, effective October 7, 2024. Pursuant to the amendment, the maximum aggregate number of Class A ordinary shares of the Company authorized for issuance each financial year under the 2023 Employee Incentive Plan shall increase to a number equal to 15% of the total number of issued and outstanding Class A ordinary shares of the Company.